Note 4 - Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note D - Premises and Equipment

Following is a summary of premises and equipment at December 31:

	2014	2013
Land	$2,045	$1,900
Buildings	11,083	10,342
Leasehold improvements	2,767	2,911
Furniture and equipment	15,146	15,060
	31,041	30,213
Less accumulated depreciation	21,846	21,208
Total premises and equipment	$9,195	$9,005

The following is a summary of the future minimum operating lease payments for facilities leased by the Company. Operating lease expense was $515 in 2014, $529 in 2013, and $492 in 2012.

2015	$456
2016	336
2017	234
2018	103
2019	3
$1,132